Defined Benefit Plan - Summary of Assumptions Used to Determine the Benefit Obligations and Components of the Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Discount rate	0.88%	0.65%
Expected return on plan assets	1.20%	1.40%
Rate of compensation increase	1.00%	1.00%